Stockholders' and Members' Equity - Schedule of Changes in Outstanding Stock (Parenthetical) (Details)	Dec. 31, 2022 shares
Unvested Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	7,583,284